Current and Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Current and Deferred Income Tax and Social Contribution
Loss before income tax and social contribution	R$ 3,690	R$ (71,053)	R$ (90,315)
Nominal statutory rate of income tax and social contribution	34.00%	34.00%	34.00%
IRPJ and CSLL calculated at the nominal rates	R$ (1,255)	R$ 24,158	R$ 30,707
Permanent exclusion (additions)	(3,475)	1,246	(1,100)
Income tax and social contribution	(4,730)	25,404	29,607
Current IRPJ and CSLL in the result	(4,750)	7,874	(22,113)
Deferred IRPJ and CSLL in the result	20	17,530	51,720
Total income tax and social contribution	R$ (4,730)	R$ 25,404	R$ 29,607
Effective tax rate of Income and social contribution tax expenses	128.00%	36.00%	33.00%